LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Long-term debt and other borrowings arrangements
Less current maturities		$ 350,000,000
Total	250,000,000
Interest paid	31,700,000	26,500,000	28,300,000
Fair value of long-term debt	266,900,000	371,800,000
6.625% Senior unsecured notes, due June 2011
Long-term debt and other borrowings arrangements
Long-term debt		350,000,000
Interest rate (as a percent)		6.625%
4.125% Senior unsecured notes, due April 2021
Long-term debt and other borrowings arrangements
Long-term debt	250,000,000
Interest rate (as a percent)	4.125%
Revolving line of credit
Long-term debt and other borrowings arrangements
Maximum borrowing capacity	$ 300,000,000
Variable rate basis	LIBOR